UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:7/31/08

Item 1.  Reports to Stockholders.

Semi-Annual Report

July 31, 2008

1-866-97-PALIX

www.palantirfunds.com

Distributed by Northern Lights Distributors, LLC

FINRA/SIPC Member

July 31, 2008

Dear Shareholders –

As the data below reflects, the S&P 500 index is down for each measured period while the Palantir Fund has been up. Out performing the S&P 500 index by 15 to 20% will be more difficult in a bull market, but the Palantir Fund’s focus on absolute returns and maximizing reward while minimizing risk will not waver.

The Palantir Fund vs. S&P 500 Index (January 1 – July 31, 2008)

—The Palantir Fund     — S&P 500 TR

Fund Performance (as of July 31, 2008)

Driving positive returns this summer have been three main factors:

First – One of our key long themes is energy. While we had profited nicely from the surge in energy stocks in the first half of 2008, our technical work indicated that energy stocks were due for a pause or pullback. We entered June with energy representing over 25% of our portfolio. During June, we took some profits and hedged the rest of our energy stake so that we entered July with a net short position in energy of 3%. The energy index subsequently declined over 20% in July with many of the stocks falling over 30%. The fund was largely insulated from this decline and by July’s end we had covered the shorts, and we were looking to rebuild our energy stake.

Second – The fund increased short exposure substantially in May. Our work indicated potential broad market weakness and resurgent credit related risk. In response we nearly doubled our short exposure from around 20% to around 40%. At the peak, our shorts were divided almost equally between individual companies and index shorts.

As the market declined by almost 10% in June, the Palantir Fund share price rose slightly. During July we took profit on a number of these short positions and our short exposure was reduced back below 30% by July end.

Third – Trouble in the financial sector of the market has been a key theme for the Palantir Fund since we launched. We have profited nicely from our shorts in select lenders. However, as the summer unwound the selling in regional banks became unruly and panic driven. Our technical work provided input that caused us to take profits on several financial shorts. Our fundamental research identified long opportunities in a few select regional banks in mid‐July.

Most profitable to date has been our stake in Sterling Financial (STSA), a regional bank based in Spokane Washington. The stock had fall from the $30’s in 2007 all the way to $2.50 when we bought it on July 15th. At the time, our analysis indicated a minimum value for the company of over $10 per share. By July’s end Sterling’s stock had rebounded to $7.50 per share.

The Palantir Fund’s nimble and responsive reactions are qualities we have intentionally cultivated. The current market environment is rewarding these characteristics. When a calmer, more deliberate, market trend is eventually established our turnover should drop as the fund reflects enhanced opportunities for longer holding periods.

Financial Companies: Return to Normal?

One of the key investment themes of the Palantir Fund since it’s inception in April of 2007 has been the mess unfolding in the financial sector. After many key names have faced disaster (Fannie Mae down from $60 to $5, Wachovia Bank from $55 to $10, Washington Mutual from $40 to $4), and others have been bankrupted (9 banks have failed this year to date), is it time to declare victory and switch to bargain hunting? Have we seen the bottom? Are the conditions in place to fuel a huge upward swing in banks and financial earnings in 2009?

Wall Street predicts a huge positive swing in financial company earnings in 2009. This is our first clue that things may still be amiss. Beyond our visceral contrarian inclination there are some important factors to consider in assessing the banking and lending sector for 2009 and beyond.

Price declines of 75% to 90% in large “blue chip” companies are fairly rare. For multiple stocks in a key sector to crash to that extent indicates more than just an ordinary bear market. Why are these companies in this predicament?

In our opinion, the core banking and lending business model of the last 15 years is flawed and has been exposed as untenable in its current form. Specifically, the process of originating real estate and auto loans without rigorous underwriting so that the loans can be packaged, fees added and then sold to investors is now on life support. We suspect that banks will have to return to originating loans that they can hold and service, or that a different form of securitization will need to be adopted.

The main point is that there is little industry consensus as to what the consumer lending process is going to look like in a year or two, yet many Wall Street analysts are predicting that everything will simply return to “normal”. The definition of “normal” assumes that earnings will return to the same trend seen from 2000 through 2007. This seems structurally impossible.

The consensus is still assuming that some mystical combination of intervention, stimulus, government policy‐making and collective amnesia will quickly return the U.S. consumer (who’s spending makes up 70% of GDP) to pre‐credit crisis habits of spending levels that are higher than income levels. How this resurgent spending miracle will be accomplished given that the practice of using home equity as an ATM is over, economic activity in the U.S. and globally has slowed, and lending standards are stricter is not detailed.

While we like specific individual financial companies, as a broad investment theme financials could still represent a trap for many investors who simply measure the current valuations against historical benchmarks. Over the last year, several savvy and experienced institutions have been committing huge sums of investor money as the financial stocks have gotten cheaper and cheaper and cheaper. They may eventually be proved “early” but so far the ride has been most unpleasant for their shareholders. Until we begin to get a sense of what the “post credit crunch” lending sector will look like we will be very judicious in allocating funds.

Outlook

In our opinion, Wall Street earnings estimates across most companies are too optimistic for the rest of 2008 and all of 2009. The economy is slowing, and we are positioning the fund in anticipation of earnings estimates being cut. Opportunities for profit from our shorting and hedging continue to occupy a good portion of our research efforts.

Our macroeconomic concerns mainly revolve around doubt that the U.S. consumer can borrow and spend out of the current slowdown. Quite the contrary, we fear that some of the bill is coming due for nearly 20 years of increasingly reckless borrowing and spending. The U.S. consumer has not experienced a recession since 1991. Americans under 40 have never lived through an economic contraction as adults. For many the experience will be unsettling.

Even if the economic slowing is not exceptionally dramatic it will probably have the classic characteristics: a surge in business and personal bankruptcies, falling real estate values, slowdown in discretionary purchases, and rising unemployment.

Employment is a key factor to observe. Since the last recession (1991) the U.S. economy has accelerated its transition from production to service jobs. We suspect that a slowdown in the current economic environment will produce the usual rise in unemployment. In addition, we fear that we will also see a surge in what we are calling “under‐employment”. This means that many in service jobs will still be employed but making far less income. Examples include waiters and manicurists bringing home far less in tips, mechanics fixing fewer cars, etc…

If our concerns about “under‐employment” are realized the effects may be subtle but actionable. The government’s unemployment figures may indicate a milder slowdown than reality. Actual consumer spending and income figures could be chronically weaker than expected. This could present the Palantir Fund with compelling opportunities for gains from shorting consumer companies that miss earnings estimates.

Since easy access to credit has given way to tighter lending, we expect a rising number of business bankruptcies. Many troubled companies that used to simply borrow through tougher times may not currently have the same access to capital. Our expectation is that increased bankruptcies will present the Palantir Fund with some compelling opportunities to buy distressed/bankrupt company assets cheaply.

Since the peak, “De‐coupling” worked in reverse as many foreign stock indexes have dropped far faster than the U.S. market. China, India and other emerging markets are down over 40% in 2008 with European indexes falling approximately 20%.

As stress builds in the financial world, we are researching and exploring new opportunities for the fund. We anticipate that the gap between weak and strong companies will begin to widen dramatically. Our research is identifying financially strong high quality companies selling for bargain prices and getting cheaper. Some of these companies pay attractive dividends and we are intentionally raising the income profile of the fund.

The potential gain from a well executed long/short strategy is very exciting and we are committed to continuing our best efforts to grow our share price.

Respectfully, Tom Samuels and Samir Sinha The Palantir Fund’s Management Team

                                                        0926-NLD-9/9/2008

Disclosures

Mutual Fund investing involves risk including loss of principal. An investor should also consider the Fundʹs investment objective, charges, expenses, and risk carefully before investing. This and other information about the Fund is contained in the fundʹs prospectus, which can obtained at www.palantirfunds.com or by calling 1‐866‐97PALIX (1‐866‐977‐2549). Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC, member FINRA/SIPC. Northern Lights Distributors, LLC as a firm does not make a market in, or conduct any research on, or recommend the purchase or sale of any of the above issues. The recommendations are based solely on the research of The Palantir Fund and its advisor, Palantir Capital Management, Ltd. which will offer additional information upon request.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares when redeemed may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

A purchase can be transacted directly with the mutual fund company. There is no front‐end load for the Palantir Fund. No load mutual funds are sold without a sales charge; however, they have ongoing expenses, such as management fees. The maximum annual operating expense ratio is 2.25%. For performance information, current to the most recent month‐end please call 1‐866‐97‐PALIX.

There are special risks associated with international investing, including currency fluctuations, economic conditions, and different governmental and accounting standards.

The Lipper Long/Short Index and MorningStar Long/Short Category are composite indices of other mutual funds with a Long/Short investment strategy. They are widely used by professional investors as a peer performance benchmark for Long/Short strategies. The MorningStar category’s historical monthly returns may fluctuate as funds are periodically added and taken out of the category and its composite recalculated. You cannot invest directly in these indices.

The S&P 500 is an unmanaged composite of 500‐large capitalization companies. This index is widely used by professional investors as a performance benchmark for the market. You cannot invest directly in an index.

Palantir Fund
PORTFOLIO REVIEW
July 31, 2008 (Unaudited)

% of
Top Holdings by Industry	Net Assets
Oil & Gas	11.45%
Financials	11.25%
Agriculture	10.51%
Industrials	9.67%
Banking	8.51%
Water	8.43%
Mining	7.32%
Consumer Discretionary	6.08%
Shipping	3.50%
Transportation	3.46%
Other, Cash & Cash Equivalents	19.82%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Palantir Fund
PORTFOLIO OF INVESTMENTS
July, 31 2008 (Unaudited)
	Shares					Value
			COMMON STOCKS - 78.39%
			AGRICULTURE - 10.51%
	75,000		AgFeed Industries, Inc. *			$ 1,058,250
	12,000		Bunge Ltd.			1,187,040
	810,000		China Green Holdings Ltd.			845,752
	900,000		Golden Agri-Resources Ltd.			464,758
						3,555,800
			BANKING - 5.51%
	10,000		M&T Bank Corp.			703,800
	155,000		Sterling Financial Corp.			1,159,400
						1,863,200
			CONSUMER DISCRETIONARY - 6.08%
	1,500		Nintendo Co. Ltd.			726,432
	35,000		Tractor Supply Co. *			1,330,350
						2,056,782
			FINANCIALS - 11.25%
	75,000	**	Annaly Capital Management, Inc.			1,130,250
	200	**	Berkshire Hathaway, Inc. B *			765,800
	55,000		Capstead Mortgage Corp.			600,600
	80,000		Endeavour Financial Corp.			503,145
	45,000		XL Capital Ltd.			805,050
						3,804,845
			INDUSTRIALS - 9.67%
	1,000,000		Babcock & Brown Infrastructure Group			838,303
	65,000		Evergreen Solar, Inc. *			607,100
	40,000		General Electric Co.			1,131,600
	15,000	**	Titan International, Inc.			693,150
						3,270,153
			MINING - 7.32%
	150,000	**	International Royalty Corp.			700,500
	30,000		Kinross Gold Corp.			544,500
	60,000		Novagold Resources, Inc. *			519,600
	55,000		Silver Wheaton Corp. *			712,800
						2,477,400

	See accompanying notes to financial statements.

Palantir Fund
PORTFOLIO OF INVESTMENTS (Continued)
July, 31 2008 (Unaudited)
	Shares					Value
			OIL & GAS - 11.45%
	30,000	**	Advantage Energy Income Fund			$ 324,000
	30,000		ATP Oil & Gas Corp. *			853,500
	25,000	**	Enerplus Resources Fund			1,029,000
	25,000		Linn Energy LLC			545,250
	5,000	**	Schlumberger Ltd.			508,000
	20,000		TEPPCO Partners LP			612,200
						3,871,950
			PHARMACEUTICALS - 1.21%
	6,000	**	Johnson & Johnson			410,820

			SHIPPING - 3.50%
	25,000		Golar LNG Ltd.			459,750
	65,000		Ultrapetrol Bahamas Ltd. *			724,100
						1,183,850
			TRANSPORTATION - 3.46%
	90,000		Genesis Lease Ltd. ADR			1,169,100

			WATER - 8.43%
	500,000		Hyflux Ltd.			992,249
	1,000,000		Hyflux Water Trust *			471,388
	30,000	**	PICO Holdings, Inc. *			1,387,800
						2,851,437

			TOTAL COMMON STOCKS (Cost $24,980,569)			26,515,337

			EXCHANGE TRADED FUNDS - 1.96%
			EQUITY EXCHANGE TRADED FUNDS - 1.96%
	20,000		Horizons BetaPro S&P/TSX Capped Energy Bear Plus ETF *			302,472
	5,000		UltraShort Russell 2000 ProShares			358,400
			TOTAL EXCHANGE TRADED FUNDS (Cost $629,303)			660,872

	See accompanying notes to financial statements.

Palantir Fund
PORTFOLIO OF INVESTMENTS (Continued)
July, 31 2008 (Unaudited)
	Par Value			Coupon Rate (%)	Maturity	Value
			BONDS & NOTES - 3.00%
			BANKING - 3.00%
	1,640,000	***	European Investment Bank	8.75%	9/28/09	$ 1,014,556
			TOTAL BONDS & NOTES (Cost $968,854)

	Shares		SHORT-TERM INVESTMENTS - 13.75%
	4,651,163		Milestone Treasury Obligation Portfolio, Institutional Class,			4,651,163
			to yield 1.97% **** (Cost $4,651,163)

			TOTAL INVESTMENTS - 97.10% (Cost $31,229,889) (a)			$ 32,841,928
			ASSETS LESS OTHER LIABILITIES 2.90%			981,339
			NET ASSETS - 100.0%			$ 33,823,267

	Shares		SECURITIES SOLD SHORT			Value
	9,000		Abercrombie & Fitch Co.			$ 496,980
	35,000		Discovery Financial Services			512,750
	12,000		Geuss ?, Inc.			380,040
	3,000		Potash Corp. Saskatchewan			612,810
	11,000		Starwood Hotels & Resorts Worldwide, Inc.			377,190
	40,000		Switch & Data Facilities Co., Inc. *			673,200
	16,000		Taubman Centers, Inc.			768,000
	8,000		Toronto-Dominion Bank			486,080
	15,000		Urban Outfitters, Inc.			495,150
	20,000		Versign, Inc.			650,800
			TOTAL SECURITIES SOLD SHORT			$ 5,453,000
			(proceeds $6,180,645) (a)

(a)	Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation			$ 3,269,687
			Unrealized depreciation			(930,003)
			Net unrealized appreciation			$ 2,339,684
	Cost for federal tax purposes (including securities sold short) is substaintally the same.

*	Non-Income producing security.
**	A portion of these securities are held as collateral for short sales.
***	Par Value stated in Brazilian Real
****	Money market fund; interest rate reflects seven-day effective yield on July 31, 2008.
ADR - American Depositary Receipts

	See accompanying notes to financial statements.

Palantir Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31,2008 (Unaudited)

ASSETS
Investment in securities
At cost	$ 31,229,889
At value	32,841,928
Receivable for Fund shares sold	408,900
Cash at broker	6,739,861
Foreign currency, at value (cost $43,865)	43,751
Receivable for securities sold	3,298,877
Dividends and interest receivable	120,859
Prepaid expenses and other assets	12,106
TOTAL ASSETS	43,466,282

LIABILITIES
Securities sold short, at value (Proceeds $6,180,644)	5,453,000
Payable for investments purchased	4,122,603
Investment advisory fees payable	29,219
Fees payable to other affiliates	18,826
Dividends on securities sold short	3,472
Accrued expenses and other liabilities	15,895
TOTAL LIABILITIES	9,643,015
NET ASSETS	$ 33,823,267

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 31,776,769
Accumulated net investment income	106,103
Accumulated net realized loss from investments, short sales
and foreign currency transactions	(402,456)
Net unrealized appreciation of investments, short sales
and foreign currency transactions	2,342,851
NET ASSETS	$ 33,823,267

Shares of beneficial interest outstanding	3,145,381

Net asset value, offering and redemption price per share	$ 10.75

See accompanying notes to financial statements.

Palantir Fund
STATEMENT OF OPERATIONS
For the Six Months Ended July 31, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (Net of $16,864 of foreign tax withheld)	$ 430,677
Interest	58,975
TOTAL INVESTMENT INCOME	489,652

EXPENSES
Investment advisory fees	160,108
Distribution (12b-1) fees	36,388
Administrative services fees	22,912
Professional fees	16,807
Accounting services fees	15,460
Transfer agent fees	10,856
Registration fees	9,100
Custodian fees	6,370
Compliance officer fees	6,058
Printing and postage expenses	4,238
Trustees' fees and expenses	3,431
Insurance expense	559
Dividends on securities sold short	67,481
Other expenses	1,206
TOTAL EXPENSES	360,974

Plus: Expense reimbursement recapture	13,317
NET EXPENSES	374,291

NET INVESTMENT INCOME	115,361

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain/(loss) on transactions from:
Investments	(168,784)
Securities sold short	542,017
Foreign currency transactions	(13,094)
Net realized gain	360,139

See accompanying notes to financial statements.

Palantir Fund
STATEMENT OF OPERATIONS (Continued)
For the Six Months Ended July 31, 2008 (Unaudited)

Net change in unrealized appreciation/(depreciation) on:
Investments	$ 1,914,334
Securities sold short	670,375
Foreign currency transactions	5,723
Net change in unrealized appreciation	2,590,432

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,950,571
AND FOREIGN CURRENCY TRANSACTIONS

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 3,065,932

See accompanying notes to financial statements.

Palantir Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months	For the Period
	Ended July 31,2008	Ended
	(Unaudited)	January 31, 2008 (a)
FROM OPERATIONS
Net investment income	$ 115,361	$ 164,390
Net realized gain/(loss) from investment, short sales and
foreign currency transactions	360,139	(471,483)
Net change in unrealized appreciation/(depreciation) on investments,
short sales and foreign currency transactions	2,590,432	(247,581)
Net increase/decrease in net assets resulting from operations	3,065,932	(554,674)

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(162,666)
From net realized gains	-	(302,094)
Net decrease in net assets from distributions to shareholders	-	(464,760)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	5,576,276	28,141,761
Net asset value of shares issued in
reinvestment of distributions to shareholders	-	464,760
Payments for shares redeemed	(826,243)	(1,579,785)
Net increase in net assets from shares of beneficial interest	4,750,033	27,026,736

TOTAL INCREASE IN NET ASSETS	7,815,965	26,007,302

NET ASSETS
Beginning of Period	26,007,302
End of Period*	$ 33,823,267	$ 26,007,302
* Includes Accumulated (distributions in excess of net) investment income of:	$ 106,103	$ (9,258)

SHARE ACTIVITY
Shares Sold	551,460	2,786,334
Shares Reinvested	-	45,834
Shares Redeemed	(83,336)	(154,911)
Net increase in shares of beneficial interest outstanding	468,124	2,677,257

(a) The Palantir Fund commenced operations April 17, 2007.

See accompanying notes to financial statements.

Palantir Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the Six
	Months Ended		For the Period
	July 31, 2008		Ended
	(Unaudited)		January 31, 2008 (1)

Net asset value, beginning of period	$ 9.71		$ 10.00

Activity from investment operations:
Net investment income (2)	0.04		0.07
Net realized and unrealized gain/(loss) on investments	1.00		(0.18)
Total from investment operations	1.04		(0.11)
Less distributions from:
Net investment income	-		(0.06)
Net realized gains	-		(0.12)
Total distributions	-		(0.18)

Net asset value, end of period	$ 10.75		$ 9.71

Total return (3,4)	10.71%		-1.18%

Net assets, end of period (000s)	$ 33,823		$ 26,007

Ratio of gross expenses to average net assets
including dividends from securities sold short (5,6)	2.57%	(7)	2.53%

Ratio of gross expenses to average net assets
excluding dividends from securities sold short (5,6)	2.10%	(7)	2.32%

Ratio of net expenses to average net assets
including dividends from securities sold short (5,6)	2.57%	(7)	2.46%

Ratio of net expenses to average net assets excluding
dividends from securities sold short and fee recapture (5,6)	2.10%	(7)	2.25%

Ratio of net expenses to average net assets excluding
dividends from securities sold short and before recapture of fees (5,6)	2.01%		-

Ratio of net investment income to average net assets (5,6)	0.79%	(7)	0.87%

Portfolio Turnover Rate	171%	(4)	169%	(4)

(1) The Palantir Fund commenced operations on April 17, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Assume reinvestment of all dividends and distributions if any
(4) Not Annualized.
(5) Annualized
(6)	The ratios shown do not include the Fund's proportionate share of the expenses of the underlying investment funds in which the Fund invests
(7)	The ratios shown reflects recapture of prior period expense reimbursement by the advisor.

See accompanying notes to financial statements.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2008 (Unaudited)

1.

ORGANIZATION

The Palantir Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks to provide long-term capital appreciation. A secondary objective of the Fund is to protect capital during unfavorable market conditions.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the mean of the last quoted bid and asked prices.  The Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.   In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Investments in open-end investment companies are valued at net asset value.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008 (Unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective February 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair Value Measurement.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s investments carried at fair value:

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008 (Unaudited)

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Dividend income and distributions from Master Limited Partnerships (“MLPs”) are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from the Fund’s investments in MLPs generally are recorded as a return of capital, reducing the cost basis of the associated MLP investment. Income or loss from the MLP investments is recorded upon receipt of the MLP’s K-1.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Foreign currency transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.   Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the financial statements of the Fund.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008 (Unaudited)

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

3.  INVESTMENT TRANSACTIONS

For the six months ended July 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short sales and short-term investments, amounted to $48,873,500 and $43,546,084 respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Trust are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Palantir Capital Management, Ltd. serves as the Fund’s investment advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.10% of the Fund’s average daily net assets.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008 (Unaudited)

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, until May 31, 2009, to waive the investment advisory fee and reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front end load or contingent deferred loads, taxes, leverage interest,  brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Fund may invest, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.25% per annum of the Fund’s average daily net assets.  During the six months ended July 31, 2008, the Advisor did not waive any fees.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.25% of average daily net assets, the Advisor will be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.25% of average daily net assets. If Fund Operating Expenses subsequently exceed 2.25% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed hereunder to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). For the six months ended July 31, 2008 the Advisor recaptured $13,317 in prior period waivers. As of July 31, 2008 there were no fee waivers subject to recapture by the Adviser.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service fee and or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets and is paid to Northern Lights Fund Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008 (Unaudited)

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $30,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected were $770 for the six months ended July 31, 2008.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008 (Unaudited)

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended July 31, 2008, the Fund incurred expenses of $6,058 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six month ended July 31, 2008, GemCom collected amounts totaling $1,125 for EDGAR and printing services performed.

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

As of January 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

The difference between book and tax undistributed ordinary income is attributable to the unamortized portion of organization expenses for tax purposes of $9,469.

Capital and foreign currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer $621,571 of capital losses and $1,688 of foreign currency losses.

Permanent book and tax differences, which are due to different book and tax treatments of foreign currency and short-term capital gains, resulted in reclassification for the period ended January 31, 2008 as follows: a increase in accumulated net realized gains/(losses) of $10,982, and a decrease in distributions in excess of net investment income of $10,982.

Palantir Fund

EXPENSE EXAMPLES

July 31, 2008 (Unaudited)

As a shareholder of the Palantir Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Palantir Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 through July 31, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Palantir Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expense Paid During Period 2/1/08 - 7/31/08 *
Actual	$1,000.00	$1,107.10	$13.46
Hypothetical (5% return before expenses)	$1,000.00	$1,012.08	$12.86

*Expenses are equal to the Fund’s annualized expense ratio including dividends on short sales of 2.57% multiplied by the average account value over the period, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-97-PALIX or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-97-PALIX.

INVESTMENT ADVISOR

Palantir Capital Management, Ltd.

3355 West Alabama, Suite 1025

Houston, TX 77098

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/8/08